Recurring Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Assets Held-in-trust [Abstract]
Recurring Fair Value Measurements
Note 6—Recurring Fair Value Measurements
As of June 30, 2021, investment securities in the Company’s Trust Account consisted of a treasury securities fund in the amount of

$
277,859,656

which

was held as money market funds. The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of

June 30, 2021
,
 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Carrying Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account—Money Market Fund	$277,859,656	$277,859,656	$—	$—

	$277,859,656	$277,859,656	$—	$—
Liabilities:
Warrant Liabilities—Public Warrants	$14,628,000	$14,628,000	—	—
Warrant Liabilities—Private Warrants	$8,347,200	—	—	$8,347,200

	$22,975,200	$14,628,000	—	$8,347,200

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Carrying Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account—Money Market Fund	$277,845,876	$277,845,876	$—	$—

	$277,845,876	$277,845,876	$—	$—
Liabilities:
Warrant Liabilities—Public Warrants	$23,460,000	$23,460,000	—	—
Warrant Liabilities—Private Warrants	$13,160,000	—	—	$13,160,000

	$36,620,000	$23,460,000	—	$13,160,000

The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations. The Private Warrants were initially valued and continue to be valued using a Black Scholes Option Pricing Model.
The Private Warrants are considered to be a Level 3 fair value measurements due to the use of unobservable inputs. The Black Scholes Option Pricing Model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the ordinary shares. The expected volatility as of the IPO date was derived from the post-merger announced publicly traded warrants for comparable SPAC companies as of the valuation date. A Monte Carlo Simulation Method was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the warrants from the Units, including June 30, 2021 and December 31, 2020, the closing price of the public warrants was used as the fair value as of each relevant date.
The key inputs into the Black Scholes Option Pricing Model for the Private Warrants were as follows at each of the following balance sheet dates:

Input	December 31, 2020	June 30, 2021
Risk-free interest rate	0.47%	0.99%
Expected term (years)	5.00	5.00
Expected volatility	22.0%	17.0%
Dividend yield	0.0%	0.0%
Exercise price	$11.50	$11.50
Asset Price	$10.48	$9.91
The following table presents the changes in the fair value of warrant liabilities:

	Private Warrants	Public Warrants	Warrant Liabilities
Fair value as of December 31, 2020	$13,160,000	$23,460,000	$36,620,000
Change in valuation inputs or other assumptions	(4,812,800)	(8,832,000)	(12,428,400)
Fair value as of June 30, 2021	$8,347,200	$14,628,000	$22,975,200
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the six months ended June 30, 2021.

Note 7—Recurring Fair Value Measurements
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs

based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $277,845,876 in money market funds. Through December 31, 2020, the Company did no
t withdraw any interest earned on the Trust Account.

	Carrying Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—Money Market Fund	$277,845,876	$277,845,876	$—	$—

Liabilities:
Warrant Liabilities—Public Warrants	$23,460,000	$23,460,000	—	—
Warrant Liabilities—Private Warrants	$13,160,000	—	—	$13,160,000

	$36,620,000	$23,460,000	—	$13,160,000

The Warrants were accounted for as liabilities in accordance with
ASC 815-40 and
are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
The Private Warrants were initially valued using a Black Scholes Option Pricing Model. The Private Warrants are considered to be a Level 3 fair value measurements due to the use of unobservable inputs. The Black Scholes Option Pricing Model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the ordinary shares. The expected volatility as of the IPO date was derived from the post-merger announced publicly traded warrants for comparable SPAC companies as of the valuation date. A Monte Carlo Simulation Method was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the warrants from the Units, including December 31, 2020, the closing price of the public warrants was used as the fair value as of each relevant date.
The key inputs into the Black Scholes Option Pricing Model for the Private Warrants were as follows at initial measurement and each of the following balance sheet date:

Input	February 13, 2020 (Initial Measurement)	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020

Risk-free interest rate	1.48%	0.5%	0.37%	0.35%	0.47%
Expected term (years)	5.00	5.00	5.00	5.00	5.00
Expected volatility	22.0%	17%	15.0%	21.0%	22%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%
Exercise price	$11.5	$11.5	$11.50	$11.50	$11.50
Asset Price	$9.48	$9.46	$9.82	$9.83	$10.48
The key inputs into the Monte Carlo Simulation Method for the Public Warrants were as follows at initial measurement and March 31, 2021:

Input	February 13, 2020 (Initial Measurement)	March 31, 2020

Risk-free interest rate	1.48%	0.5%
Expected term (years)	5.00	5.00
Expected volatility	22.0%	17.0%
Dividend yield	0.0%	0.0%
Exercise price	$11.5	$11.5
Asset Price	$9.48	$9.46
The following table presents the changes in the fair value of warrant liabilities:

	Private Warrants	Public Warrants	Warrant Liabilities
Initial measurement on February 13, 2020	$10,452,800	$18,354,000	$28,806,800
Change in valuation inputs or other assumptions	2,707,200	5,106,000	7,813,200

Fair value as of December 31, 2020	$13,160,000	$23,460,000	$36,620,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from September 9, 2019 (inception) through December 31, 2020 other than the transfer of the Public Warrants from Level 3 to Level 1.